FAIR VALUE MEASURMENTS (Details Textual) (USD $)	12 Months Ended		12 Months Ended				6 Months Ended			12 Months Ended		12 Months Ended				6 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Investor [Member]	Jun. 30, 2014 Placement Agents [Member]	Dec. 31, 2013 Placement Agents [Member]	Jun. 30, 2014 Placement Agents [Member] Common Stock [Member]	Jun. 30, 2014 Private Placement [Member]	Jun. 30, 2014 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Warrants	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Dec. 31, 2012 Private Placement [Member] Placement Agents [Member]	Feb. 18, 2014 February 2014 Private Placement warrants [Member]	Feb. 18, 2014 February 2014 Private Placement [Member]	Jun. 30, 2014 February 2014 Private Placement [Member] Investor [Member]	Jun. 30, 2014 February 2014 Private Placement [Member] Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period Shares Private Placement			492,200						445,392
Stock To Be Issued Upon Conversion Of Warrants													96,440
Exercise Price of Warrants (in dollars per share)								$ 6.50				$ 7.50	$ 5.00
Proceeds from Issuance of Private Placement (in dollars)	$ 1,107,852											$ 2,461,000				$ 3,754,000
Stock to be Issued Upon Conversion of Warrants (in shares)												492,200	96,440			334,044	28,977
Exercise Price of Warrants (in dollars per share)												$ 7.50	$ 7.50				$ 11.75
Exercise Price of Warrants Adjusted (in dollars per share)												$ 6.50
Stock to be Issued Upon Conversion of Warrants Additional Issue (in shares)												74,204	14,491
Class of Warrant or Right, Outstanding		1,649,064						1,089,013			727,817
Warrants exercised during Period				28,261	1,824	17,697
Conversion of Stock, Shares Issued							1,824
Sale Of Stock Price Per Unit														9.40	9.40
Stock Issued Upon Exercise Of Warrants With Antidilution Provision										38,830